Stock-Based Compensation - Schedule of Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 32	$ 36	$ 25
Income tax benefit	(7)	(8)	(6)
Stock-based compensation expense, net of tax	25	28	19
Nonqualified employee stock purchase plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	2	2	2
RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 30	$ 34	$ 23